Prepaid Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses	Prepaid expenses include the following amounts:
	March 31, 2026	March 31, 2025
Funds held in trust with attorneys	718,400	-
Prepaid expenses	537,457	251,796
Total	1,255,857	251,796